Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations
Discontinued Operations

Note 3 – Discontinued Operations

On June 7, 2018, the Company transferred its 49% interest in CSL at an agreed value of HK$126,126,000 ($16.2 million) to Ms. Leung (Note 1). In the fourth quarter of 2018, management committed a plan to dispose of its remaining 51% equity interests in CSL and initiated efforts to locate buyers. On April 25, 2019, the Company entered into a Letter of Intent (the “LOI”) to sell to another individual, Ho Pui Lung (the “Purchaser”) 5,100 shares in the share capital of CSL, at a consideration of HK$99.45 million  ($12.75 million), which shall be satisfied by:

1.

the surrender of the 2018 Notes (Note 15) with a principal amount of $3.76 million, beneficially owned by the Purchaser, to SGOCO for cancellation as an initial deposit upon signing of the LOI, and the cancellation shall be irrevocable unless the Company fails to complete the transaction contemplated herein without fault on the part of the Purchaser. On April 30, 2019, the 2018 Notes with a principal amount of $3.76 million were surrendered to the Company for cancellation in satisfaction of the initial deposit thereunder

2.	the payment of the remaining balance by way of a cashier’s order made payable to the Company or such other means as may be mutually agreed by the parties

On September 20, 2019, the Company's wholly-owned subsidiary, SGOCO International (HK) Limited entered into a Share Exchange Agreement for the disposal of 5,100 shares in the share capital of Century Skyway Limited, being 51% of its entire issued share capital, and its fully owned subsidiary - Shen Zhen Provizon Technology Co., Limited.

Upon the satisfactory completion of the closing conditions contained in the Agreement, the disposal shall be consummated in consideration for the transfer of a 51% interest in Century Skyway Limited to Ho Pui Lung at an agreed value of HK$99,450,000  ($12.75 million). The Company considers December 31, 2019 as the disposal effective date since the operational and management control over Century Skyway Limited and Shen Zhen Provizon Technology Co., Limited were shifted from SGOCO to the Purchaser on December 31, 2019.

As of December 31, 2018, operations of CSL to be disposed of were reported as discontinued operations. Accordingly, assets, liabilities, revenues, expenses and cash flows related to CSL have been reclassified in the consolidated financial statements as discontinued operations for all periods presented.

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

2018
Cash	$5
Advances to suppliers	45
Goodwill	12,831
Intangible assets	16,402
Assets held for sale	29,283
Classified as:
— Current	29,283
— Non-current	—

Other payables, accrued liabilities and customer deposits	$182
Deferred tax liabilities	4,100
Liabilities held for sale	4,282
Classified as:
— Current	4,282
— Non-current	—

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2019	2018	2017
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Operating expenses	(7)	(8,005)	(2,740)
Loss before provision for income taxes	(7)	(8,005)	(2,740)
Income tax credit	—	492	329
Loss from discontinued operations, net of income taxes	(7)	(7,513)	(2,411)

The following table summarizes the net assets of CSL at the date of disposal:

Date of disposal
of 51% equity
interest in CSL
(December 31, 2019)
Cash	$2
Advances to suppliers	44
Goodwill	12,831
Intangible assets	16,402
Other payables, accrued liabilities and customer deposits	(185)
Deferred tax liabilities	(4,100)
Net assets of CSL upon disposal	24,994
51%
Interests in net assets of CSL being disposed of	12,747
Consideration	12,750
Gain on disposal of subsidiary	3